Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Pioneer Series Trust X
Entity Central Index Key	0001174520
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Pioneer Fundamental Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Pioneer Fundamental Growth Fund
Class Name	Class A
Trading Symbol	PIGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Fundamental Growth Fund (“Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports . You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund
c
osts for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $1 0 ,000 investment
Class A	$ 52	1.00% ^
^	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 7,751,416,736
Holdings Count | Holding	40	[2]
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 7,751,416,736%
Total number of portfolio holdings	40 ^^
Portfolio turnover rate	9%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of September 30, 2024)
*
Information Technology	39.2%
Consumer Discretionary	17.1%
Health Care	12.6%
Financials	12.2%
Industrials	8.3%
Communication Services	5.4%
Consumer Staples	3.5%
Energy	1.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fun
d’
s inve
s
tment adviser, is currently an
indirect
, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Bo
ard, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fun
d’
s inve
s
tment adviser, is currently an
indirect
, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Bo
ard, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Pioneer Fundamental Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Pioneer Fundamental Growth Fund
Class Name	Class C
Trading Symbol	FUNCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Fundamental Growth Fund (“Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports . You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 89	1.72% ^
^	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.72%	[1]
Net Assets	$ 7,751,416,736
Holdings Count | Holding	40	[2]
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 7,751,416,736%
Total number of portfolio holdings	40 ^^
Portfolio turnover rate	9%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of September 30, 2024)
*
Information Technology	39.2%
Consumer Discretionary	17.1%
Health Care	12.6%
Financials	12.2%
Industrials	8.3%
Communication Services	5.4%
Consumer Staples	3.5%
Energy	1.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly
-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly
-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Pioneer Fundamental Growth Fund -Class K
Shareholder Report [Line Items]
Fund Name	Pioneer Fundamental Growth Fund
Class Name	Class K
Trading Symbol	PFGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Fundamental Growth Fund (“Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports . You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for
the
last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 34	0.65% ^
^	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 7,751,416,736
Holdings Count | Holding	40	[2]
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 7,751,416,736%
Total number of portfolio holdings	40 ^^
Portfolio turnover rate	9%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of September 30, 2024)
*
Information Technology	39.2%
Consumer Discretionary	17.1%
Health Care	12.6%
Financials	12.2%
Industrials	8.3%
Communication Services	5.4%
Consumer Staples	3.5%
Energy	1.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of
the
Fund would be sought in connection with the
closing
of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of
the
Fund would be sought in connection with the
closing
of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Pioneer Fundamental Growth Fund- Class R
Shareholder Report [Line Items]
Fund Name	Pioneer Fundamental Growth Fund
Class Name	Class R
Trading Symbol	PFGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Fundamental Growth Fund (“Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports . You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$ 72	1.39% ^
^	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.39%	[1]
Net Assets	$ 7,751,416,736
Holdings Count | Holding	40	[2]
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 7,751,416,736%
Total number of portfolio holdings	40 ^^
Portfolio turnover rate	9%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of September 30, 2024)
*
Information Technology	39.2%
Consumer Discretionary	17.1%
Health Care	12.6%
Financials	12.2%
Industrials	8.3%
Communication Services	5.4%
Consumer Staples	3.5%
Energy	1.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the
Transaction
is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the
Transaction
is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Pioneer Fundamental Growth Fund -Class Y
Shareholder Report [Line Items]
Fund Name	Pioneer Fundamental Growth Fund
Class Name	Class Y
Trading Symbol	FUNYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Fundamental Growth Fund (“Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports . You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 39	0.76% ^
^	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[1]
Net Assets	$ 7,751,416,736
Holdings Count | Holding	40	[2]
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 7,751,416,736%
Total number of portfolio holdings	40 ^^
Portfolio turnover rate	9%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
SECTOR DISTRIBUTION
(as of September 30, 2024)
*
Information Technology	39.2%
Consumer Discretionary	17.1%
Health Care	12.6%
Financials	12.2%
Industrials	8.3%
Communication Services	5.4%
Consumer Staples	3.5%
Energy	1.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Pioneer Multi-Asset Ultrashort Income Fund - CLASS A
Shareholder Report [Line Items]
Fund Name	Pioneer Multi-Asset Ultrashort Income Fund
Class Name	Class A
Trading Symbol	MAFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Multi-Asset Ultrashort Income Fund (“Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports . You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 30	0.59% ^
^	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 6,285,683,481
Holdings Count | Holding	1,059	[2]
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 6,285,683,481%
Total number of portfolio holdings	1,059 ^^
Portfolio turnover rate	31%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of September 30, 2024)
*
Corporate Bonds	35.1%
Asset Backed Securities	32.3%
Collateralized Mortgage Obligations	11.7%
Commercial Mortgage-Backed Securities	9.1%
U.S. Government and Agency Obligations	8.4%
Senior Secured Floating Rate Loan Interests	2.3%
Insurance-Linked Securities	1.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic
shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic
shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Pioneer Multi-Asset Ultrashort Income Fund - CLASS C [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Multi-Asset Ultrashort Income Fund
Class Name	Class C
Trading Symbol	MCFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Multi-Asset Ultrashort Income Fund (“Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports . You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 46	0.90% ^
^	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 6,285,683,481
Holdings Count | Holding	1,059	[2]
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 6,285,683,481%
Total number of portfolio holdings	1,059 ^^
Portfolio turnover rate	31%
^^	Excluding short-term investments and all d erivati ve contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of September 30, 2024)
*
Corporate Bonds	35.1%
Asset Backed Securities	32.3%
Collateralized Mortgage Obligations	11.7%
Commercial Mortgage-Backed Securities	9.1%
U.S. Government and Agency Obligations	8.4%
Senior Secured Floating Rate Loan Interests	2.3%
Insurance-Linked Securities	1.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Pioneer Multi-Asset Ultrashort Income Fund - CLASS C2 [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Multi-Asset Ultrashort Income Fund
Class Name	Class C2
Trading Symbol	MAUCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Multi-Asset Ultrashort Income Fund (“Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports . You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$ 45	0.88% ^
^	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[1]
Net Assets	$ 6,285,683,481
Holdings Count | Holding	1,059	[2]
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 6,285,683,481%
Total number of portfolio holdings	1,059 ^^
Portfolio turnover rate	31%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of September 30, 2024)
*
Corporate Bonds	35.1%
Asset Backed Securities	32.3%
Collateralized Mortgage Obligations	11.7%
Commercial Mortgage-Backed Securities	9.1%
U.S. Government and Agency Obligations	8.4%
Senior Secured Floating Rate Loan Interests	2.3%
Insurance-Linked Securities	1.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Pioneer Multi-Asset Ultrashort Income Fund - CLASS K [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Multi-Asset Ultrashort Income Fund
Class Name	Class K
Trading Symbol	MAUKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Multi-Asset Ultrashort Income Fund (“Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports . You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 18	0.36% ^
^	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 6,285,683,481
Holdings Count | Holding	1,059	[2]
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 6,285,683,481%
Total number of portfolio holdings	1,059 ^^
Portfolio turnover rate	31%
^^	Excluding short-term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of September 30, 2024)
*
Corporate Bonds	35.1%
Asset Backed Securities	32.3%
Collateralized Mortgage Obligations	11.7%
Commercial Mortgage-Backed Securities	9.1%
U.S. Government and Agency Obligations	8.4%
Senior Secured Floating Rate Loan Interests	2.3%
Insurance-Linked Securities	1.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds
Pioneer Multi-Asset Ultrashort Income Fund - CLASS Y [Member]
Shareholder Report [Line Items]
Fund Name	Pioneer Multi-Asset Ultrashort Income Fund
Class Name	Class Y
Trading Symbol	MYFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Pioneer Multi-Asset Ultrashort Income Fund (“Fund”) for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.amundi.com/usinvestors/Resources/Shareholder-Reports . You can also request this information by contacting us at 1-800-225-6292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-225-6292
Additional Information Website	https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 22	0.44% ^
^	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[1]
Net Assets	$ 6,285,683,481
Holdings Count | Holding	1,059	[2]
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 6,285,683,481%
Total number of portfolio holdings	1,059 ^^
Portfolio turnover rate	31%
^^	Excluding short- term investments and all derivative contracts except for options purchased.

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION
(as of September 30, 2024)
*
Corporate Bonds	35.1%
Asset Backed Securities	32.3%
Collateralized Mortgage Obligations	11.7%
Commercial Mortgage-Backed Securities	9.1%
U.S. Government and Agency Obligations	8.4%
Senior Secured Floating Rate Loan Interests	2.3%
Insurance-Linked Securities	1.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Change [Text Block]
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.

Material Fund Change Adviser [Text Block]
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.

Updated Prospectus Phone Number	1-800-225-6292
Updated Prospectus Web Address	https://www.amundi.com/usinvestors/Products/Mutual-Funds

[1]	Annualized
[2]	Excluding short-term investments and all derivative contracts except for options purchased.